EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.04 Schedule 9

Waived Conditions Summary
Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER4643	Borrower does not meet guideline requirements	1
Total				1

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